Stock-based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to nonvested awards	$ 10,214	$ 7,089	$ 7,207
Dividends declared not paid on restricted stock units	$ 238	$ 149	226
2016-LTIP Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuable (in shares)	2,240,434	2,377,574
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	2,379,006	2,409,185
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock units vested and released	$ 5,619	$ 9,923	$ 4,562
Weighted average grant date fair value price of restricted stock granted (in USD per share)	$ 31.35	$ 34.08	$ 39.55
Compensation cost related to nonvested awards	$ 9,213	$ 7,089	$ 7,436
Awards granted (in shares)	420,521,000
Forfeitures (in shares)	22,132,000
Vesting (in shares)	177,581,000
RSUs | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to nonvested awards	$ 898	724	$ 645
Stock-Settled EBI Units and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 13,436
Expected weighted-average period to be recognized	2 years 6 months
Dividends declared not paid on restricted stock units	$ 613	$ 375
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to nonvested awards	1,001
Unrecognized compensation cost related to nonvested awards	$ 2,482
Expected weighted-average period to be recognized	2 years 1 month 6 days
Criteria period	3 years
Vesting period	3 years
Awards granted (in shares)	53,147
Award vesting, percentage	181.00%
Forfeitures (in shares)	0
Vesting (in shares)	0
Employee Stock | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuable (in shares)	200,000
Purchase price percentage of subsequent offering periods	95.00%
Maximum number of shares per participant (in shares)	725
Maximum worth of award per participant	$ 25
Shares issued under plan (in shares)	30,179,000	23,171,000
Minimum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Core return threshold percentages	0.00%
Maximum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Core return threshold percentages	200.00%